Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2023	2022
Composition:

Cash available for immediate withdrawal - in $	58	55
Cash available for immediate withdrawal - in NIS	510	-
Cash available for immediate withdrawal - in EUR	-	14
	568	69